Interests in Other Entities - Interest in Unconsolidated Structured Entities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Joint ventures | Investment funds
Disclosure of unconsolidated structured entities [line items]
Carrying amount	$ 82	$ 156
Debt securities | Securitization entities - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	9,155	9,057
Maximum exposure to loss	9,155	9,057
Cash, cash equivalents and short-term securities | Securitization entities - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	790	1,084
Maximum exposure to loss	790	1,084
Equity securities | Investment funds - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	5,766	7,411
Maximum exposure to loss	5,766	7,411
Equity securities and Other invested assets | Investment funds – company managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	3,365	2,978
Maximum exposure to loss	3,365	2,978
Other invested assets | Limited partnerships - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	2,786	2,391
Maximum exposure to loss	$ 2,786	$ 2,391